Stock-Based Compensation (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Price Volatility	133.40%	135.98%	128.54%
Risk-Free Interest Rates	1.91%	1.75%	1.32%
Expected Life (in years)	6 years 3 months	6 years 3 months	62 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Price Volatility	129.20%	127.46%	123.48%
Risk-Free Interest Rates	1.76%	1.09%	0.093%
Expected Life (in years)	5 years 9 months	5 years	5 years 9 months